Commitments - Related to vessels under construction (Details) - Vessels under construction $ in Thousands	Dec. 31, 2023 USD ($)
Hanwha (formerly DSME)
Contractual commitments
Capital commitment	$ 576,727
Not later than one year | Hanwha (formerly DSME)
Contractual commitments
Capital commitment	330,531
Not later than one year | Seatrium
Contractual commitments
Capital commitment	12,224
Later than one year and not later than three years | Hanwha (formerly DSME)
Contractual commitments
Capital commitment	$ 246,196